LOAN PAYABLE (Details Narrative)				6 Months Ended		12 Months Ended
	Jan. 02, 2025	Jan. 01, 2025	Oct. 05, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Oct. 05, 2023 HKD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate						3.00%	3.00%
Outstanding loan balance				$ 473,566		$ 473,566	$ 472,477
Interest expense debt				7,076	$ 8,582	16,298	$ 7,137
Debt Instrument, Description			The loan was under the SME Financing Guarantee Scheme (“Scheme”), the Scheme was launched on January 1, 2011 by The Hong Kong Mortgage Corporation Limited (“HKMC”), to ease the cash flow problems of Enterprises adversely affected by the outbreak of COVID-19, a Special 100% Loan Guarantee would be introduced under the Scheme. The loans under the Special 100% Loan Guarantee are fully guaranteed by the Hong Kong Government at a concessionary low-interest rate.
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt term			10 years						10 years
Loans payable			$ 475,434						$ 3,697,002
Interest rate			2.25%						2.25%
Repayments of debt				15,000		15,000
Outstanding loan balance				$ 473,566		$ 473,566
Original Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	3.00%	3.125%